CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (8,756,520)		$ (3,114,418)	$ (5,219,067)		$ (312,781)	$ 7,013
Adjustments to reconcile net loss to net cash used in operating activities:
Acquisition of treasury stock
Stock based compensation and stock issued for services	4,151,367		1,731,658	2,989,680		8,833
Non-cash portion of interest expense	154,373			55,889
Depreciation and amortization	40,932		25,953	39,365		51,255
Amortization of debt discount	508,926
Loss associated with issuance of debt	1,212,384		76,443
Change in fair value of derivative liabilities	(257,126)
Bad debt expense	355,521		15,582	223,631		3,000
Changes in assets and liabilities:
Accounts receivable	(18,654)		(292,826)	(555,112)		(11,315)	(7,252)
Inventories	211,852		(39,942)	(66,539)		(110,953)
Prepaid expenses
Brand participation fee			225,000	300,000		(350,000)
Prepaid inventories
Other assets	(4,859)		(246,359)	(93,556)		(28,320)
Accounts payable and accrued expenses	800,072		283,458	192,060		134,312	1,250
Accounts payable and advances - related parties	344,125		(16,167)	(84,148)		122,085
Deferred revenues			(234,916)	(234,916)		234,916
Accrued interest
Other current liabilities	205,071			17,924
Net cash used in operating activities	(1,052,536)		(1,662,977)	(2,434,789)		(258,968)	1,011
Cash flows from investing activities
Deposits	(3,055)		(13,216)
Purchase of property and equipment	(4,540)		(158,790)	(187,041)		(61,929)
Net cash used in investing activities	(7,595)		(172,006)
Cash flows from financing activities
Acquisition of treasury stock						(350,000)
Proceeds from issuance of notes payable	1,345,000		500,000	960,000
Proceeds from issuance of common stock			340,000	340,000		1,626,333
Proceeds from issuance of convertible debt						375,000
Net cash provided by financing activities	1,345,000		840,000	1,300,000		1,651,333
Net increase (decrease) in cash and cash equivalents	284,869		(994,983)	(1,321,830)		1,330,436	1,011
Cash, beginning of period	22,907	[1]	1,344,737	1,344,737		14,301	13,290
Cash, end of period	307,776		349,754	22,907	[1]	$ 1,344,737	14,301
Cash paid for:
Interest				1,126
Income taxes
Supplemental disclosure of noncash activities:
Issuance of common shares in connection with notes payable	26,642
Issuance of common warrants in connection with notes payable	203,467
Derivative liabilities	106,278
Beneficial conversion feature in connection with notes payable	765,316
Issuance of previously earned but unissued common stock	13
Accrued interest converted to notes payable	75,000
Transfer of prepaid inventory to inventory	58,663
Issuance of common stock for intellectual property			250,000
Cancellation of common stock for intellectual property			$ (100,000)

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.